LONG-TERM DEBT - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Gain (Loss) Arising From Difference Between Carrying Amount Of Financial Liability Extinguished And Consideration Paid, Excluding Noncash Write-off	$ 9,000,000
Debt Issuance Costs Incurred During Noncash Or Partial Noncash Transaction1	(1,000,000)
Payments for debt issue costs	6,000,000	$ 0
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid	(10,000,000)	0
Amortization of debt issue costs	$ 2,000,000	2,000,000
5.375% senior secured notes due December 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.375%
6.25% senior secured notes due April 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%
Senior Secured Notes Due June 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.75%
Revolving Bank Line
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 245,000,000
Bank overdrafts	0	0
Letters of credit	8,000,000	8,000,000
Unutilized borrowing facilities	237,000,000	$ 237,000,000
Minimum tangible net worth	$ 500,000,000
Maximum net debt to total capitalization	65.00%
Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.70%	5.90%